THE ADVISORS’ INNER CIRCLE FUND

USFS FUNDS TACTICAL ASSET ALLOCATION FUND (THE “FUND”)

SUPPLEMENT DATED NOVEMBER 15, 2012
TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus dated May 1, 2012 (the “Prospectus”) and should be read in conjunction with the Prospectus.

Effective November 1, 2012, Mark A. Elste, CFA has replaced David W. Trotter as one of the Portfolio Managers of the Fund. Accordingly, the Prospectus is supplemented as follows:

1.	The second paragraph in the subsection entitled “Portfolio Managers” on page 15 of the Prospectus is hereby deleted and replaced with the following:

Mark A. Elste, CFA, Chief Executive Officer, has managed the Fund since November 2012.

2.	The fifth paragraph in the section entitled “Portfolio Managers” on page 33 of the Prospectus is hereby deleted and replaced with the following:

Mark A. Elste, CFA, Chief Executive Officer, joined the Adviser in 1992 and serves as a portfolio manager for the Tactical Asset Allocation Fund. Prior to joining the Adviser, Mr. Elste was Senior Vice President and Chief Investment Officer of Bank One Wisconsin Trust Company and Banc One Investment Advisors. Mr. Elste has held the Chartered Financial Analyst designation since 1984.

Please retain this supplement for future reference.

USF-SK-004-0100

THE ADVISORS' INNER CIRCLE FUND

USFS FUNDS TACTICAL ASSET ALLOCATION FUND (THE “FUND”)

SUPPLEMENT DATED NOVEMBER 15, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information dated May 1, 2012 (the “SAI”) and should be read in conjunction with the SAI.

Effective November 1, 2012, Mark A. Elste, CFA has replaced David W. Trotter as one of the Portfolio Managers of the Fund.  Accordingly, the SAI is supplemented as follows:

1.
The last row of the chart in the subsection entitled “Fund Shares Owned by Portfolio Managers” in the “Portfolio Managers” section beginning on page 38 of the SAI is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares (Fund)1	Aggregate Dollar Range of Fund Shares (Funds)1
Mark A. Elste, CFA	None (Limited Duration Government Fund)	None
None (Tactical Asset Allocation Fund)

1 Valuation date is November 1, 2012.

2.	The last row of the chart in the subsection entitled “Other Accounts” in the “Portfolio Managers” section beginning on page 38 of the SAI is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Mark A. Elste, CFA1	0	$0	0	$0	77	$29

1 None of the accounts is subject to a performance-based advisory fee. The information is provided as of November 1, 2012.

Please retain this supplement for future reference.

USF-SK-005-0100